EARNINGS PER ORDINARY SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Schedule of earnings per share

	2023	2022	2021
	$ million	$ million	$ million
Earnings
Attributable profit for the year	263	223	524
Adjusted attributable profit (see below)	722	713	710

Attributable profit is reconciled to adjusted attributable profit as follows:

		2023	2022	2021
	Notes	$ million	$ million	$ million
Attributable profit for the year		263	223	524
Acquisition and disposal-related items[1]		78	162	(73)
Restructuring and rationalisation costs[2]	3	223	168	113
Amortisation and impairment of acquisition intangibles[3]	9	207	205	172
Legal and other[4]		64	82	59
Taxation on excluded items	5	(113)	(127)	(85)
Adjusted attributable profit		722	713	710

1

Acquisition and disposal-related items includes a $60m charge within operating profit (2022: $4m charge, 2021: $7m charge) and a $18m charge within share of result of associates (2022: $158m charge, 2021: $5m credit) and a $nil gain on disposal of interest in associate (2022: $nil, 2021: $75m gain). See details in Note 11.

2	Restructuring and rationalisation costs include a $220m charge within operating profit (2022: $167m, 2021: $113m) and a $3m charge within share of result of associates (2022: $1m, 2021: $nil).
3

In 2023, amortisation and impairment of acquisition intangibles includes a $207m charge within operating profit (2022: $205m charge within operating profit, 2021: $172m charge within operating profit).

4

Legal and other in 2023 includes $58m charge (2022: $75m charge, 2021: $51m charge) within operating profit (refer to Note 2.6) and a $6m charge (2022: $7m charge, 2021: $8m charge) within other finance costs for unwinding of the discount on the provision for known, anticipated and settled metal-on-metal hip claims globally.

The numerators used for basic and diluted earnings per ordinary share are the same. The denominators used for all categories of earnings per ordinary share are as follows:

	2023	2022	2021
Number of shares (millions)
Basic weighted number of shares	871	872	877
Dilutive impact of share incentive schemes outstanding	2	1	1
Diluted weighted average number of shares	873	873	878

Earnings per ordinary share
Basic	30.2¢	25.5¢	59.8¢
Diluted	30.1¢	25.5¢	59.7¢
Adjusted:
Basic	82.8¢	81.8¢	80.9¢
Diluted	82.7¢	81.6¢	80.8¢